                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 801-10067

                           Eaton Vance Variable Trust
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                        (Registrant's Telephone Number)

                               December 31, 2003
                            Date of Fiscal Year End

                                 June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

    [logo]

 EATON VANCE(R)
===================
MANAGED INVESTMENTS

(graphics omitted)

SEMIANNUAL REPORT JUNE 30, 2003

                                  EATON VANCE
                                      VT
                                  INCOME FUND
                                   OF BOSTON

                               IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                             SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


-------------------------------------------------------------------------------
From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
-------------------------------------------------------------------------------

Eaton Vance VT Income Fund of Boston as of June 30, 2003

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

Investment Environment
-------------------------------------------------------------------------------

o The high-yield market has showed a marked improvement in the six months ended June 30, 2003. More upbeat corporate profits, increased risk tolerance and stronger investor demand, and a trend toward bond-buybacks combined to boost the high-yield segment. Credit spreads for 10-year, B-rated bonds narrowed dramatically from their peak in October.

o U.S. interest rates declined to new lows in the first half of 2003. Announcing its 13th rate cut in the past 30 months, the Federal Reserve lowered its Federal Funds rate to 1.00% in June, that benchmark's lowest level in 45 years. The move was an effort to stimulate the economy further. First quarter Gross Domestic Product - the broadest measure of the nation's economic activity - rose a modest 1.4%, followed by a 2.4% rise in the second quarter.

o The high-yield market has benefited from signs - however gradual - of stronger economic activity. In addition, the corporate scandals and governance issues of recent years are being addressed, adding to investor confidence. Finally, with a strengthening credit cycle, high-yield default rates have moved significantly lower.

The Fund
-------------------------------------------------------------------------------
PERFORMANCE FOR THE FUND SINCE INCEPTION
o The Fund had a total return of 2.00% during the period from inception on January 9, 2003 through June 30, 2003.(1) That return was the result of an increase in net asset value to $10.20 on June 30, 2003 from $10.00 on January 9, 2003.

THE PORTFOLIO'S INVESTMENTS
o The Fund's small size at June 30, 2003 has limited our ability to establish a diversified portfolio of high-yield bonds. We will continue to build the Fund's bond portfolio as its assets grow.

o In its initial corporate bond purchases, the Fund invested in bonds of well-known companies doing business in vital sectors of the economy. Management believes that these bonds are among the most liquid and representative issues in the U.S. high-yield market.


-------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance Management disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on many factors, may not be relied on as an indication of trading intent on behalf of any fund.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

FUND INFORMATION
as of June 30, 2003

Performance(2)
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
Life of Fund (1/9/03)                          2.00%

(1) These returns do not include insurance-related charges. (2)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

EATON VANCE VT INCOME FUND OF BOSTON AS OF JUNE 30, 2003
PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS & NOTES - 41.5%
                                                      PRINCIPAL
                                                       AMOUNT
SECURITY                                           (000'S OMITTED)      VALUE
-------------------------------------------------------------------------------
OIL AND GAS - EXPLORATION AND PRODUCTION - 10.3%
-------------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                         $    5         $   5,313
-------------------------------------------------------------------------------

WASTE MANAGEMENT - 10.4%
-------------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                           $    5         $   5,337
-------------------------------------------------------------------------------

BROADCASTING AND CABLE - 10.4%
-------------------------------------------------------------------------------
Echostar DBS Corp., Sr. Notes, 9.375%, 2/1/09          $    5         $   5,356
-------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - 10.4%
-------------------------------------------------------------------------------
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12       $    5         $   5,388
-------------------------------------------------------------------------------

Total Corporate Bonds & Notes
     (identified cost $ 21,038)                                       $  21,394
-------------------------------------------------------------------------------
Total Investments - 41.5%
      (identified cost $ 21,038)                                      $  21,394
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - 58.5%                                $  30,217
-------------------------------------------------------------------------------
Net Assets - 100%                                                     $  51,611
-------------------------------------------------------------------------------


                  See notes to financial statements

EATON VANCE VT INCOME FUND OF BOSTON  AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
ASSETS:
-------------------------------------------------------------------------------
Investments, at value  (identified cost, $21,038)                      $ 21,394
Cash                                                                     29,206
Receivable from the Administrator                                        13,910
Interest receivable                                                         613
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           $ 65,123
-------------------------------------------------------------------------------

LIABILITIES:
-------------------------------------------------------------------------------
Accrued expenses                                                       $ 13,512
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      $ 13,512
-------------------------------------------------------------------------------
NET ASSETS                                                             $ 51,611
-------------------------------------------------------------------------------

SOURCES OF NET  ASSETS
-------------------------------------------------------------------------------
Paid-in capital                                                        $ 50,736
Accumulated undistributed net realized gain (computed on the
  basis of identified cost)                                                 231
Undistributed net investment income                                         288
Net unrealized appreciation (computed on the basis of
  identified cost)                                                          356
-------------------------------------------------------------------------------
TOTAL                                                                  $ 51,611
-------------------------------------------------------------------------------



NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
-------------------------------------------------------------------------------
($51,611 / 5,058 shares of beneficial interest outstanding)              $10.20
-------------------------------------------------------------------------------


                  See notes to financial statements

EATON VANCE VT INCOME FUND OF BOSTON  AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D (Unaudited)
STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2003 (1)
INVESTMENT INCOME:
-------------------------------------------------------------------------------
Interest                                                               $    551
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                $    551
-------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------------------------
Investment adviser fee                                                 $     84
Administration fee                                                           34
Service fees                                                                 34
Legal and accounting services                                             6,980
Custodian fees                                                            2,800
Transfer and dividend disbursing agent fees                               2,735
Printing and postage                                                      1,000
Miscellaneous                                                               506
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                         $ 14,173
-------------------------------------------------------------------------------
Deduct
     Preliminary reimbursement of expenses by the Administrator        $ 13,910
-------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                               $ 13,910
-------------------------------------------------------------------------------
NET EXPENSES                                                           $    263
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  $    288
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain (loss)
        Investment transactions                                        $    231
-------------------------------------------------------------------------------
Net realized gain                                                      $    231
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
      Investments (identified cost basis)                              $    356
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                   $    356
-------------------------------------------------------------------------------
Net realized and unrealized gain                                       $    587
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $    875
-------------------------------------------------------------------------------

(1) For the period from the start of business, January 9, 2003, to June 30, 2003.


                  See notes to financial statements

EATON VANCE VT INCOME FUND of BOSTON  as of June 30, 2003

FINANCIAL STATEMENTS CONT'D (Unaudited)
STATEMENT OF CHANGES IN NET ASSETS

                                                                PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS                             JUNE 30, 2003 (1)
-------------------------------------------------------------------------------
From Operations --
  Net investment income                                           $    288
  Net realized gain (loss)                                             231
  Net change in unrealized appreciation (depreciation)                 356
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $    875
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest
  Proceeds from sale of shares                                      50,935
  Cost of shares redeemed                                             (199)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS           $ 50,736
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                        $ 51,611
-------------------------------------------------------------------------------

NET ASSETS:
At beginning of period                                            $   --
-------------------------------------------------------------------------------
At end of period                                                  $ 51,611
-------------------------------------------------------------------------------


NET UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS
-------------------------------------------------------------------------------
At end of period                                                  $    288
-------------------------------------------------------------------------------

(1) For the period from the start of business, January 9, 2003, to June 30, 2003.


                  See notes to financial statements

EATON VANCE VT INCOME FUND of BOSTON  as of June 30, 2003

FINANCIAL STATEMENTS  CONT'D
FINANCIAL HIGHLIGHTS
                                                                PERIOD ENDED
                                                                JUNE 30, 2003
                                                               (UNAUDITED) (1)
-------------------------------------------------------------------------------
Net asset value -- Beginning of period                            $   10.000
-------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                             $     .195
Net realized and unrealized gain (loss)                                 .005
-------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                               $     .200
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                  $   10.200
-------------------------------------------------------------------------------

TOTAL RETURN(3)                                                        2.00%
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA *
-------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                         $       52
Ratios (As a percentage of average daily net assets):
    Expenses                                                           1.95%
    Net investment income                                              4.07%(4)
Portfolio Turnover                                                    32.13%(4)
-------------------------------------------------------------------------------
  * The operating expenses of the Fund may reflect a waiver
    and/or reimbursement of expenses by the Administrator.
    Had such actions not been taken, net investment loss per
    share and the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses                                                         104.89%(4)
    Net investment loss                                              -98.87%(4)
Net investment loss per share                                     $    4.876(2)
-------------------------------------------------------------------------------

(1) For the period from the start of business, January 9, 2003, to June 30, 2003.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total returns are not calculated on an annualized basis.
(4) Annualized.


                  See notes to financial statements

EATON VANCE VT INCOME FUND OF BOSTON AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
Eaton Vance VT Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide as much current income as possible by investing primarily in high yield, high risk corporate bonds (so-called "junk bonds"). Secondary purposes of the Fund are to provide reasonable preservation of capital to the extent attainable from such bonds, and growth of income and capital. The Fund is made available only to separate accounts issued by insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A) Investment Valuations -- Investments listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B) Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C) Federal Taxes -- The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-H of the Internal Revenue Code regarding Variable Trusts.

D) Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F) Expenses -- The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G) Other -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

EATON VANCE VT INCOME FUND OF BOSTON AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D (UNAUDITED)

H) Interim Financial Statements -- The interim financial statements relating to June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. DISTRIBUTIONS TO SHAREHOLDERS
The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of net income are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Distributions are paid in the form of additional shares unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3. SHARES OF BENEFICIAL INTEREST
The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). EVD intends to offer shares of the Fund continuously to separate accounts of various insurance companies. The underwriting agreement presently provides that EVD through the Fund's transfer agent accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

          PERIOD ENDED
          JUNE 30, 2003
          (UNAUDITED)
-------------------------------------------------------------------------------
          Sales                                          5,077
          Redemptions                                      (19)
-------------------------------------------------------------------------------
          NET INCREASE                                   5,058
-------------------------------------------------------------------------------

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is at the annual rate of 0.625% of the Fund's average daily net assets. For the six months ended June 30, 2003, the fee amounted to $84. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. For the period ended June 30, 2003, the fee amounted to $34. Certain officers and Trustees of the Fund are officers of the above organizations.

5. SERVICE FEES
The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal to 0.25% (annualized) of daily average net assets. Service fee payments for the period ended June 30, 2003 amounted to $34.

6. LINE OF CREDIT
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the six months ended June 30, 2003.

7. FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                                 $21,038
-------------------------------------------------------------------------
   Gross unrealized appreciation                                    $ 356
   Gross unrealized depreciation                                       --
-------------------------------------------------------------------------
   Net unrealized appreciation                                      $ 356

EATON VANCE VT INCOME FUND OF BOSTON

OFFICERS                                                  TRUSTEES
James B. Hawkes                                           Jessica M. Bibliowicz
President and Trustee
                                                          Samuel L. Hayes, III
Thomas P. Huggins
Vice President                                            William H. Park

Samuel D. Isaly                                           Ronald A. Pearlman
Vice President
                                                          Norton H. Reamer
Martha G. Locke
Vice President                                            Lynn A. Stout

Scott H. Page
Vice President

Jacob Rees-Mogg
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

ADMINISTRATOR OF EATON VANCE VT INCOME FUND OF BOSTON
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


-------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                        BOSTON MANAGEMENT AND RESEARCH
                        EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                          For more information about

              Eaton Vance's privacy policies, call 1-800-262-1122
-------------------------------------------------------------------------------

EATON VANCE VT INCOME FUND OF BOSTON
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
            This report must be preceded or accompanied by a current
           prospectus which contains more complete information on the
          Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

                                                                        VTIBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust (On behalf of VT Income Fund of Boston)


By:  /s/  JAMES B. HAWKES
          --------------------
          James B. Hawkes
          President


Date:     August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  JAMES L. O'CONNOR
          --------------------
          James L. O'Connor
          Treasurer


Date:     August 18, 2003


By:  /s/  JAMES B. HAWKES
          --------------------
          James B. Hawkes
          President


Date:     August 18, 2003